Debt securities in issue - Summary of maturities of debt securities in issue (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Debt instruments issued	€ 95,918	€ 91,784
More than 5 years
Disclosure of financial liabilities [line items]
Debt instruments issued	34,335	28,934
Fixed rate debt securities
Disclosure of financial liabilities [line items]
Debt instruments issued	78,539	85,397
Fixed rate debt securities | Within 1 year
Disclosure of financial liabilities [line items]
Debt instruments issued	21,176	34,559
Fixed rate debt securities | More than 1 year but less than 2 years
Disclosure of financial liabilities [line items]
Debt instruments issued	2,777	6,245
Fixed rate debt securities | More than 2 years but less than 3 years
Disclosure of financial liabilities [line items]
Debt instruments issued	7,897	2,791
Fixed rate debt securities | More than 3 years but less than 4 years
Disclosure of financial liabilities [line items]
Debt instruments issued	10,067	4,924
Fixed rate debt securities | More than 4 years but less than 5 years
Disclosure of financial liabilities [line items]
Debt instruments issued	8,039	7,035
Fixed rate debt securities | More than 5 years
Disclosure of financial liabilities [line items]
Debt instruments issued	28,582	29,843
Floating rate debt securities
Disclosure of financial liabilities [line items]
Debt instruments issued	17,379	6,388
Floating rate debt securities | Within 1 year
Disclosure of financial liabilities [line items]
Debt instruments issued	15,286	3,389
Floating rate debt securities | More than 1 year but less than 2 years
Disclosure of financial liabilities [line items]
Debt instruments issued	307	1,534
Floating rate debt securities | More than 2 years but less than 3 years
Disclosure of financial liabilities [line items]
Debt instruments issued	256	137
Floating rate debt securities | More than 3 years but less than 4 years
Disclosure of financial liabilities [line items]
Debt instruments issued	958	194
Floating rate debt securities | More than 4 years but less than 5 years
Disclosure of financial liabilities [line items]
Debt instruments issued	467	192
Floating rate debt securities | More than 5 years
Disclosure of financial liabilities [line items]
Debt instruments issued	€ 105	€ 942